Subordinated Debentures	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
SUBORDINATED DEBENTURES
SUBORDINATED DEBENTURES
In June 2003, City Savings Statutory Trust I (the “Trust”), a trust formed by City Savings Financial Corporation, closed a pooled private offering of 5,000 trust preferred securities with a liquidation amount of $1,000 per security. City Savings Financial Corporation issued $5.2 million of subordinated debentures to the Trust in exchange for ownership of all of the common security of the Trust and the proceeds of the preferred securities sold by the Trust. On October 12, 2007, the Company purchased the ownership of the common securities of the Trust as a result of its acquisition of City Savings Financial Corporation. The Company is not considered the primary beneficiary of this Trust (variable interest entity), therefore the Trust is not consolidated in the Company’s financial statements, but rather the subordinated debentures are shown as a liability. The Company’s investment in the common stock of the Trust was $155,000 and is included in other assets in the December 31, 2015 and 2014 consolidated balance sheets.
The Company may redeem the subordinated debentures, in whole or in part, in a principal amount with integral multiples of $1,000, on or after June 26, 2008 at 100% of the principal amount, plus accrued and unpaid interest. The subordinated debentures mature on June 26, 2033.
The Company has the right to defer interest payments by extending the interest payment period during the term of the subordinated debentures for up to 20 consecutive quarterly periods.
The subordinated debentures are also redeemable in whole or in part from time to time, upon the occurrence of specific events defined within the Trust indenture.
The subordinated debentures may be included in Tier I capital (with certain limitations applicable) under current regulatory guidelines and interpretations. The subordinated debentures have a variable rate of interest equal to the 3-Month LIBOR plus 3.10%, which was 3.70% at December 31, 2015 and 3.35% at December 31, 2014.